Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

Note 4—Fair Value Measurements

GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described below:

Level 1:	Fair value measured with unadjusted quoted prices from an active market for identical assets or liabilities.
Level 2:	Fair value measured either with: (1) adjusted quoted prices from an active market for similar assets or liabilities; or (2) other valuation inputs that are directly or indirectly observable.
Level 3:	Fair value measured with unobservable inputs that are significant to the measurement.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following tables set forth by level, within the fair value hierarchy, the Plan’s investment assets at fair value:

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$472,047	—	—	472,047
Common Stock	1,257,760	—	—	1,257,760
Short Term Investment Fund	8,045	—	—	8,045
Total	$1,737,852	—	—	1,737,852
Goldman Sachs Core Plus Fixed Income CCT measured at Net Asset Value (NAV) practical expedient				43,130
JPMCB Large Cap Growth Fund; Class CF-E CCT measured at NAV practical expedient				509,253
Vanguard Trusts measured at NAV practical expedient				5,457,576
Total Investments at Fair Value				$7,747,811

	Thousands of Dollars
	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$922,326	—	—	922,326
Common Stock	1,204,394	—	—	1,204,394
Short Term Investment Fund	26,835	—	—	26,835
Total	$2,153,555	—	—	2,153,555
Goldman Sachs Core Plus Fixed Income CCT measured at NAV practical expedient				28,032
Vanguard Trusts measured at NAV practical expedient				4,755,078
Total Investments at Fair Value				$6,936,665